Business Combinations - Additional Information (Detail) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	May 18, 2026
Other Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Purchase consideration	¥ 42
Ximalaya [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration	1,071	¥ 8,600
Purchase consideration		14,000
Goodwill		9,200
Identifiable assets acquired (liabilities assumed)		¥ 4,700
Revenue of acquiree since acquisition date	¥ 407
Maximum increase in revenue of acquiree percentage	10.00%
Ximalaya [Member] | Claass A Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares issued		153,795,303
Acquisition consideration shares to be issued		2,203,466
Gain loss on change in fair value of founder indemnity shares	¥ 28